Historical Cost and Redemption Values for the Non-Controlling Interests (Detail) (HOST HOTELS & RESORTS L.P., USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
HOST HOTELS & RESORTS L.P.
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
OP units outstanding	10,500,000		10,500,000
Market price per Host Inc. common share	$ 14.77		$ 17.87
Shares issuable upon conversion of one OP unit	1.021494		1.021494
Redemption value	$ 158		$ 191
Historical cost	102		101
Book value	$ 158	[1]	$ 191	[1]

[1]	The book value recorded is equal to the greater of the redemption value or the historical cost.